Other assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets1 [Abstract]
Prepayments	$ 37,039,366	$ 37,003,191
Advances to suppliers of goods	25,833,654	22,805,745
Tax advances	32,553,666	19,959,450
Other miscellaneous assets	12,079,584	17,916,143
Advances to personnel	18,494,097	14,439,712
Foreclosed assets	210,759	214,114
Others	4,729,715	3,666,683
TOTAL	$ 130,940,841	$ 116,005,038